Concentration of Risks - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item customer	Dec. 31, 2024 USD ($) item customer	Dec. 31, 2023 item customer	Dec. 31, 2022 item customer
Concentration of Risks
Increase or decrease in annual interest rates	1.00%	1.00%
CNY
Concentration of Risks
Currency depreciation percentage	2.80%	2.80%	2.90%	8.20%
Customer Concentration Risk
Concentration of Risks
Number of customers | customer	3	3	3	3
Customer Concentration Risk | Revenue Benchmark | Customer One
Concentration of Risks
Concentration risk percentage	35.00%	35.00%	35.00%	39.00%
Customer Concentration Risk | Revenue Benchmark | Customer Two
Concentration of Risks
Concentration risk percentage	35.00%	35.00%	30.00%	31.00%
Customer Concentration Risk | Revenue Benchmark | Customer Three
Concentration of Risks
Concentration risk percentage	19.00%	19.00%	25.00%	23.00%
Supplier Concentration Risk | Cost of Revenues Benchmark
Concentration of Risks
Number of suppliers | item	2	2	3	3
Supplier Concentration Risk | Cost of Revenues Benchmark | Supplier One
Concentration of Risks
Concentration risk percentage	14.00%	14.00%	27.00%	30.00%
Supplier Concentration Risk | Cost of Revenues Benchmark | Supplier Two
Concentration of Risks
Concentration risk percentage	10.00%	10.00%	24.00%	24.00%
Supplier Concentration Risk | Cost of Revenues Benchmark | Supplier Three
Concentration of Risks
Concentration risk percentage			15.00%	21.00%
Interest Rate Risk
Concentration of Risks
Amount of increase or decrease interest expense per year if 1% increase or decrease in annual interest rates	¥ 1,100	$ 151